Other Financial Liabilities - Summary of Changes in Reserve for Cash Flow Hedges (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Financial Liabilities [Line Items]
Foreign currency exchange differences recognized in profit and loss, net	$ (10,412,110)	$ (7,807,197)	$ 8,516,874
Reserve for Cash Flow Hedges
Disclosure Of Other Financial Liabilities [Line Items]
Balance in hedging reserves (hedging income) at the beginning of the period, net	(127,508,852)	(27,168,007)	(52,747,645)
Foreign currency exchange differences recognized in equity, net	(77,347,380)	(101,790,308)	17,321,594
Foreign currency exchange differences recognized in profit and loss, net	15,042,823	12,478,369	8,258,044
Others (Tender Offer 33.57% 02.04.2018 on Enel Generacion Chile)		(11,028,906)
Balance in hedging reserves (hedging income) at the end of the period, net	$ (189,813,409)	$ (127,508,852)	$ (27,168,007)